Tax Agreement Liability (CPE Inc. only) (Details) (USD $)	3 Months Ended				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tax Agreement Liability
Payments made					$ 23,459,000	$ 25,097,000	$ 9,409,000
Cloud Peak Energy Inc.
Tax Receivable Agreement
Percentage of tax savings realized as a result of the tax basis step-up					15.00%
Tax Agreement Liability
Balance at the beginning of the period					116,538,000	170,636,000	190,111,000
Changes	10,515,000	(29,000,000)	(52,799,000)	42,733,000
Payments made					(23,459,000)	(25,098,000)	(9,409,000)
Balance at the end of the period					103,594,000	116,538,000	170,636,000
Less current portion					13,504,000	19,485,000	19,113,000
Long-term tax agreement liability					90,091,000	97,053,000	151,523,000
Future average annual payment due in 2014 to Rio Tinto					14,000,000
Future average annual payment due in 2015 to Rio Tinto					$ 14,000,000
Rio Tinto Energy America Inc.
Tax Receivable Agreement
Percentage of tax savings realized as a result of the tax basis step-up					85.00%